Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), as contained in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X, as promulgated by the Securities and Exchange Commission.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013 due to, among other things, the seasonal nature of our business.

The consolidated balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the consolidated financial statements and footnotes thereto included in our Registration Statement filing on Form S-1 (File No. 333-188866), as amended, made effective on July 24, 2013.

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and certain joint ventures, which are not variable interest entities (“VIEs”) as defined under ASC 810, Consolidation (“ASC 810”), but which the Company has the ability to exercise control. In accordance with ASC 323, Investments — Equity Method and Joint Ventures (“ASC 323”), the equity method of accounting is applied to those investments in joint ventures that are not VIEs and the Company has either less than a controlling interest, substantive participating rights, or is not the primary beneficiary, as defined in ASC 810. All material intercompany balances and transactions have been eliminated in consolidation.

The operations of the Company involve real estate development and sales and it is not possible to precisely measure the duration of the operating cycle of the Company. The accompanying consolidated balance sheets of the Company have been prepared on an unclassified basis in accordance with real estate industry practice.

All share and per-share amounts of the Company’s common stock have been retroactively adjusted in the accompanying unaudited consolidated financial statements to reflect the abovementioned stock split, the new authorized share amounts and the conversion of our Series A, B, C, D and E common stock into a single class of common stock (Note 1).

Basis of Presentation

        The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP) as contained in the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC).

        Unless the context otherwise requires, the terms "we", "us", "our", and "the Company" refer to the Company.

        The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and certain joint ventures, which are not variable interest entities (VIEs) as defined under ASC 810, Consolidation (ASC 810), but which the Company has the ability to exercise control. In accordance with ASC 323, Investments—Equity Method and Joint Ventures (ASC 323), the equity method of accounting is applied with respect to those investments in joint ventures which are not VIEs and the Company has either less than a controlling interest, substantive participating rights, or is not the primary beneficiary, as defined in ASC 810. All material intercompany balances and transactions are eliminated in consolidation. Subsequent events have been evaluated through the date the financial statements were issued (Note 20).

        The operations of the Company involve real estate development and sales, and it is not possible to precisely measure the operating cycle of the Company. The consolidated balance sheets of the Company have been prepared on an unclassified basis in accordance with real estate industry practice.

        All share and per-share amounts of our common stock, except for Note 16, have been adjusted retroactively in the accompanying financial statements to reflect the stock split and the new authorized share amount. See Note 20, Subsequent Events.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could significantly differ from these estimates.

Use of Estimates

        The preparation of the Company's consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could significantly differ from these estimates.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In July 2013, the FASB issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”), which provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax carryforward exists. Under ASU 2013-11, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance, which is related to financial statement presentation only, is not expected to have a material effect on our consolidated financial position or results of operations.

Recently Issued Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (ASU 2011-04), which amends ASC 820, Fair Value Measurements and Disclosures (ASC 820), to clarify existing guidance and minimize differences between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 requires entities to provide information about valuation techniques and unobservable inputs used in Level 3 fair value measurements and provide a narrative description of the sensitivity of Level 3 measurements to changes in unobservable inputs. ASU 2011-04 was adopted for our year beginning January 1, 2012, and did not have a material impact on our financial statements.

        In September 2011, the FASB issued Accounting Standards Update 2011-08, Testing Goodwill for Impairment (ASU 2011-08), which amends the guidance in ASC 350. Under ASU 2011-08, entities have the option of performing a qualitative assessment before calculating the fair value of the reporting unit when testing goodwill for impairment. If the fair value of the reporting unit is determined, based on qualitative factors, to be "more-likely-than-not" less than the carrying amount of the reporting unit, then entities are required to perform the two-step goodwill impairment test. ASU 2011-08 was adopted for our year beginning January 1, 2012, and did not have a material impact on our financial statements.